Putnam Convertible Securities Fund
The fund's portfolio
7/31/22 (Unaudited)

CONVERTIBLE BONDS AND NOTES (72.8%)(a)
	Principal amount	Value
Airlines (2.3%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	$3,560,000	$2,538,280
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	10,933,000	13,824,779

		16,363,059
Automotive (1.7%)
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	10,870,000	11,576,550

		11,576,550
Biotechnology (3.7%)
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	7,810,000	5,646,630
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	2,825,000	1,982,797
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	5,380,000	5,030,722
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	4,435,000	4,741,015
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	2,955,375
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	5,830,000	6,238,100

		26,594,639
Cable television (3.4%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	3,755,000	3,229,300
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	4,477,000	3,185,585
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25	4,410,000	3,121,839
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	3,306,000	4,170,519
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	5,116,000	6,121,295
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	4,893,000	4,604,313

		24,432,851
Commercial and consumer services (3.7%)
Block, Inc. cv. sr. unsec. notes 0.125%, 3/1/25	1,815,000	1,853,569
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	5,896,000	4,712,268
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	7,215,000	9,621,472
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	7,135,000	4,744,775
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	6,073,000	5,218,984

		26,151,068
Computers (11.4%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	5,177,000	3,843,923
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	7,736,000	7,983,552
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	7,489,000	6,148,469
BigCommerce Holdings, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/26	3,514,000	2,455,408
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	3,322,000	4,101,009
Cloudflare, Inc. 144A cv. sr. unsec. notes zero %, 8/15/26	7,231,000	5,910,986
Confluent, Inc. 144A cv. sr. unsec. unsub. notes zero %, 1/15/27	1,995,000	1,486,275
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	4,880,000	5,259,765
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	4,180,000	5,505,060
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	1,926,000	1,443,756
Envestnet, Inc. company guaranty cv. sr. unsec. notes 0.75%, 8/15/25	5,289,000	4,701,921
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	6,030,000	6,656,830
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	3,840,000	6,192,000
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	6,296,000	5,186,330
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	9,535,000	8,176,263
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	5,135,000	6,359,698

		81,411,245
Consumer cyclicals (0.6%)
Patrick Industries, Inc. 144A company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	5,120,000	4,364,800

		4,364,800
Consumer finance (0.6%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	6,314,210	4,419,947

		4,419,947
Consumer goods (0.5%)
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	4,618,000	3,826,013

		3,826,013
Consumer services (5.8%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	9,132,000	7,944,840
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	7,735,000	6,234,410
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	4,733,000	3,693,301
IAC Financeco 2, Inc. 144A company guaranty cv. sr. unsec. notes 0.875%, 6/15/26	6,033,000	6,527,706
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	2,045,000	1,769,948
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	5,151,000	4,277,465
Upwork, Inc. 144A cv. sr. unsec. notes 0.25%, 8/15/26	5,275,000	4,053,131
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	5,175,000	3,506,063
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	3,067,000	2,981,124

		40,987,988
Electronics (2.3%)
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	3,915,000	3,953,114
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	5,939,000	8,293,814
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28	4,711,000	4,472,506

		16,719,434
Energy (other) (2.1%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	4,890,000	6,034,260
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	4,524,000	6,634,446
Sunrun, Inc. cv. sr. unsec. notes zero %, 2/1/26	3,301,000	2,442,740

		15,111,446
Entertainment (4.1%)
IMAX Corp. cv. sr. unsec. unsub. notes 0.50%, 4/1/26 (Canada)	6,951,000	6,155,111
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	3,109,000	3,181,843
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	6,130,000	4,330,845
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	8,826,000	8,177,963
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	8,100,000	7,365,938

		29,211,700
Gaming and lottery (0.5%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	6,192,000	3,721,392

		3,721,392
Health care services (1.4%)
Brookdale Senior Living, Inc. 144A cv. sr. unsec. unsub. notes 2.00%, 10/15/26	5,752,000	5,137,255
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	6,535,000	4,860,125

		9,997,380
Machinery (0.8%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	4,486,000	5,578,341

		5,578,341
Manufacturing (0.8%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	6,442,000	5,994,281

		5,994,281
Medical technology (2.6%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/22 (China) (In default)(NON)(F)	3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/16/22 (China) (In default)(NON)(F)	3,544,000	198,464
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	4,853,000	4,646,748
Envista Holdings Corp. cv. sr. unsec. notes 2.375%, 6/1/25	918,000	1,832,328
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	3,499,000	4,387,746
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	2,414,000	3,001,809
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24	1,275,000	2,446,088
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	1,937,000	1,881,311

		18,600,126
Oil and gas (4.7%)
EQT Corp. cv. sr. unsec. notes 1.75%, 5/1/26	5,425,000	16,258,725
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	7,430,000	17,059,280

		33,318,005
Pharmaceuticals (2.6%)
Ascendis Pharma A/S 144A cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)	3,349,000	2,905,258
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	10,670,000	10,089,819
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	5,050,000	5,204,656

		18,199,733
Power producers (0.6%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	3,715,000	4,012,200

		4,012,200
Restaurants (1.6%)
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	7,286,000	5,746,833
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	8,025,000	5,657,625

		11,404,458
Retail (1.0%)
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	3,289,000	3,371,225
Dick's Sporting Goods, Inc. cv. sr. unsec. notes 3.25%, 4/15/25	625,000	1,826,563
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	1,635,000	1,893,604

		7,091,392
Schools (0.8%)
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	7,583,000	5,687,250

		5,687,250
Software (6.4%)
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	6,278,000	5,351,995
Bill.com Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/25	5,710,000	6,412,330
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	3,961,000	3,307,435
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	6,919,000	5,524,822
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	5,451,000	4,355,349
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	1,482,000	1,923,821
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	10,821,000	9,219,492
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	7,310,000	5,448,743
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	4,280,000	4,173,000

		45,716,987
Technology services (6.0%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	12,450,000	21,588,300
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	5,183,000	4,410,733
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	6,401,000	4,512,705
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	5,115,000	4,178,955
TechTarget, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	5,372,000	4,335,326
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	4,042,000	3,724,703

		42,750,722
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)	5,121,000	512

		512
Utilities and power (0.8%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	5,015,000	5,604,263

		5,604,263

Total convertible bonds and notes (cost $559,380,845)		$518,847,782

CONVERTIBLE PREFERRED STOCKS (20.7%)(a)
	Shares	Value
Banking (1.6%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	8,765	$10,991,135

		10,991,135
Commercial and consumer services (1.1%)
Clarivate PLC $5.25 cv. pfd. (United Kingdom)	71,074	4,262,199
Sabre Corp. $6.50 cv. pfd.(NON)	40,715	3,414,360

		7,676,559
Consumer (0.4%)
Stanley Black & Decker, Inc. $5.25 cv. pfd.	42,985	2,707,625

		2,707,625
Electric utilities (6.4%)
AES Corp. (The) $6.875 cv. pfd.(S)	79,100	7,122,955
American Electric Power Co., Inc. $3.06 cv. pfd.(S)	122,135	6,699,105
DTE Energy Co. $3.13 cv. pfd.	151,790	7,806,560
NextEra Energy, Inc. $2.64 cv. pfd.	346,785	18,199,277
PG&E Corp. $5.50 cv. pfd.	57,695	5,995,717

		45,823,614
Electronics (2.9%)
Broadcom, Inc. 8.00% cv. pfd.	12,212	20,441,667

		20,441,667
Financial (1.1%)
KKR & Co., Inc. $3.00 cv. pfd.(S)	114,723	7,910,151

		7,910,151
Medical technology (3.6%)
Boston Scientific Corp. $5.50 cv. pfd.(S)	64,508	7,031,221
Danaher Corp. 5.00% cv. pfd.	10,415	15,831,488
Elanco Animal Health, Inc. $2.50 cv. pfd.	90,127	2,922,819

		25,785,528
Metals (1.0%)
RBC Bearings, Inc. $5.00 cv. pfd.	63,148	7,343,481

		7,343,481
Pharmaceuticals (0.6%)
Becton Dickinson and Co. $3.00 cv. pfd.(S)	88,505	4,394,273

		4,394,273
Telecommunications (1.5%)
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	8,805	10,555,786

		10,555,786
Trucks and parts (0.5%)
Aptiv PLC $5.50 cv. pfd.	31,740	3,847,666

		3,847,666

Total convertible preferred stocks (cost $142,971,276)		$147,477,485

COMMON STOCKS (1.3%)(a)
	Shares	Value
Bank of America Corp.	66,460	$2,247,013
Elevance Health, Inc.	5,660	2,700,386
GT Advanced Technologies, Inc.(F)	552	—
Microchip Technology, Inc.	44,424	3,059,037
Penn National Gaming, Inc.(NON)(S)	46,525	1,607,430

Total common stocks (cost $11,043,534)		$9,613,866

CORPORATE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	$1,895,000	$1,819,200

Total corporate bonds and notes (cost $1,721,895)		$1,819,200

SHORT-TERM INVESTMENTS (7.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.01%(AFF)	20,708,128	$20,708,128
Putnam Short Term Investment Fund Class P 1.93%(AFF)	28,830,531	28,830,531

Total short-term investments (cost $49,538,659)		$49,538,659
TOTAL INVESTMENTS

Total investments (cost $764,656,209)		$727,296,992

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $712,291,252.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$46,621,830	$164,698,628	$190,612,330	$62,574	$20,708,128
	Putnam Short Term Investment Fund**	22,437,913	223,621,499	217,228,881	122,622	28,830,531

	Total Short-term investments	$69,059,743	$388,320,127	$407,841,211	$185,196	$49,538,659
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $20,708,128 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $20,300,026.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$1,607,430	$—	$—
Financials	2,247,013	—	—
Health care	2,700,386	—	—
Technology	3,059,037	—	—

Total common stocks	9,613,866	—	—
Convertible bonds and notes	518,443,174	404,608	—
Convertible preferred stocks	147,477,485	—	—
Corporate bonds and notes	1,819,200	—	—
Short-term investments	49,538,659	—	—

Totals by level	$726,892,384	$404,608	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com